Leases (Tables)	12 Months Ended
Mar. 31, 2025
Lessee Operating Leases [Line Items]
Summary Of Components Of Lease Cost
The components of lease cost were as follows:

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
Operating lease cost (1)	$66.5	$48.7	$35.3
Short-term lease cost (2)	161.2	96.2	145.0
Variable lease cost (3)	4.3	3.0	2.8

Total lease cost	$232.0	$147.9	$183.1

(1)
Operating lease cost amounts primarily represent the amortization of right-of-use
assets and are included in the “other
non-cash
items” line of the consolidated statements of cash flows. Amounts include costs capitalized during the period for leased assets used in the production of film and television programs.

(2)	Short-term lease cost primarily consists of leases of facilities and equipment associated with film and television productions and are capitalized when incurred.
(3)	Variable lease cost primarily consists of insurance, taxes, maintenance and other operating costs.

Summary Of Supplemental Balance Sheet Information Related To Leases
Supplemental balance sheet information related to leases was as follows:

Category	Balance Sheet Location	March 31, 2025	March 31, 2024
Operating Leases		(Amounts in millions)
Right-of-use assets	Other assets - non-current	$294.1	344.3

Lease liabilities (current)	Other accrued liabilities	$44.0	44.4
Lease liabilities (non-current)	Other liabilities - non-current	290.7	329.7

		$334.7	$374.1

Summary Of Weighted Average In Operating Leases

	March 31, 2025	March 31, 2024
Weighted average remaining lease term (in years):
Operating leases	9.0	9.4
Weighted average discount rate:
Operating leases	5.54%	5.37%

Summary Of Expected Future Payments Relating To The Company's Lease Liabilities
The expected future payments relating to the Company’s lease liabilities at March 31, 2025 are as follows:

Operating Leases
(Amounts in millions)
Year ending March 31,
2026	$56.2
2027	51.0
2028	49.0
2029	46.5
2030	39.3
Thereafter	186.0

Total lease payments	428.0
Less imputed interest	(93.3)

Total	$334.7

LIONS GATE ENTERTAINMENT CORP [Member]
Lessee Operating Leases [Line Items]
Summary Of Components Of Lease Cost
The components of lease cost were as follows:

	Year Ended
	March 31,
	2025	2024	2023
	(Amounts in millions)
Operating lease cost (1)	$76.3	$61.4	$48.4
Short-term lease cost (2)	161.2	96.2	145.0
Variable lease cost (3)	5.5	3.4	3.1

Total lease cost	$243.0	$161.0	$196.5

(1)
Operating lease cost amounts primarily represent the amortization of right-of-use
assets and are included in the “other
non-cash
items” line of the consolidated statements of cash flows. Amounts include costs capitalized during the period for leased assets used in the production of film and television programs.

(2)	Short-term lease cost primarily consists of leases of facilities and equipment associated with film and television productions and are capitalized when incurred.
(3)	Variable lease cost primarily consists of insurance, taxes, maintenance and other operating costs.

	March 31, 2025	March 31, 2024
Weighted average remaining lease term (in years):
Operating leases	8.5	9.0
Weighted average discount rate:
Operating leases	5.36%	5.24%

Summary Of Supplemental Balance Sheet Information Related To Leases
Supplemental balance sheet information related to leases was as follows:

Category	Balance Sheet Location	March 31, 2025	March 31, 2024
Operating Leases	(Amounts in millions)
Right-of-use assets	Other assets - non-current	$331.4	388.8

Lease liabilities (current)	Other accrued liabilities	$53.8	53.4
Lease liabilities (non-current)	Other liabilities - non-current	336.4	385.1

		$390.2	438.5

Summary Of Expected Future Payments Relating To The Company's Lease Liabilities
The expected future payments relating to the Company’s lease liabilities at March 31, 2025 are as follows:

Operating Leases
(Amounts in millions)
Year ending March 31, 2026	$68.0
2027	63.4
2028	61.4
2029	52.4
2030	42.9
Thereafter	202.5

Total lease payments	490.6
Less imputed interest	(100.4)

Total	$390.2